Goodwill and Intangible Assets - Schedule of Intangible Assets Subject to Amortization (Detail) - In-Place Lease Intangible Asset - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 7,779	$ 7,092	$ 5,073
Less accumulated amortization:	(1,486)	(1,212)	(2,225)
Intangible assets, net	$ 6,293	$ 5,880	$ 2,848